Pension and Postretirement Benefit Plans and Defined Contribution Plans - Long-term Target Asset Allocations Ranges and the Percentage of the Fair Value of Plan Assets (Detail)	Dec. 31, 2019	Dec. 31, 2018
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	100.00%
Equity and debt securities, percentage of plan assets	100.00%	100.00%
Cash and Cash Equivalents [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets	0.00%	0.00%
Equity Securities [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	0.00%
Fixed Income Securities [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	0.00%
Other Investments [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets	100.00%	100.00%
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	100.00%
Equity and debt securities, percentage of plan assets	100.00%	100.00%
Foreign Plan [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets	2.50%	3.00%
Foreign Plan [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets	21.50%	22.90%
Foreign Plan [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets	46.90%	46.30%
Foreign Plan [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets	29.20%	27.90%
Minimum [Member] | Cash and Cash Equivalents [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	0.00%
Minimum [Member] | Other Investments [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	95.00%
Minimum [Member] | Foreign Plan [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	0.00%
Minimum [Member] | Foreign Plan [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	20.00%
Minimum [Member] | Foreign Plan [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	35.00%
Minimum [Member] | Foreign Plan [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	10.00%
Maximum [Member] | Cash and Cash Equivalents [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	5.00%
Maximum [Member] | Other Investments [Member] | Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	100.00%
Maximum [Member] | Foreign Plan [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	10.00%
Maximum [Member] | Foreign Plan [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	40.00%
Maximum [Member] | Foreign Plan [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	60.00%
Maximum [Member] | Foreign Plan [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	35.00%
Qualified Plan [Member] | United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	100.00%
Equity and debt securities, percentage of plan assets	100.00%	100.00%
Qualified Plan [Member] | United States [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets	2.50%	3.40%
Qualified Plan [Member] | United States [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets	31.80%	31.30%
Qualified Plan [Member] | United States [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets	48.70%	47.10%
Qualified Plan [Member] | United States [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, percentage of plan assets	17.00%	18.20%
Qualified Plan [Member] | Minimum [Member] | United States [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	0.00%
Qualified Plan [Member] | Minimum [Member] | United States [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	35.00%
Qualified Plan [Member] | Minimum [Member] | United States [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	28.00%
Qualified Plan [Member] | Minimum [Member] | United States [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	5.00%
Qualified Plan [Member] | Maximum [Member] | United States [Member] | Cash and Cash Equivalents [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	10.00%
Qualified Plan [Member] | Maximum [Member] | United States [Member] | Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	55.00%
Qualified Plan [Member] | Maximum [Member] | United States [Member] | Fixed Income Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	53.00%
Qualified Plan [Member] | Maximum [Member] | United States [Member] | Other Investments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage	20.00%